Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Option Activity

The following table sets forth the summary of option activity for the year ended December 31, 2023:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		(US$)	(In years)	(US$ in thousands)
Outstanding, December 31, 2022	479,471,102	0.35
Granted (i)	90,174,000	0.08
Forfeited/Expired	(15,212,381)	0.22
Exercised	(22,145,907)	0.35
Outstanding, December 31, 2023	532,286,814	0.31	6.28	205,497
Vested and expected to vest as of December 31, 2023	512,532,464	0.32	6.19	192,936
Exercisable as of December 31, 2023	321,994,786	0.44	4.84	81,522

(i)
It consists a total of 76,524,000 options granted with an exercise price of US$0 each that will reduce the number of ordinary shares under the 2021 Plan available for future grants by 1.3 ordinary shares.

Schedule of Assumptions Used to Value Share Options Granted to Employees and Non-Employees	The assumptions used to value the share options granted to employees and non-employees were as follows:

	Year Ended December 31,
	2021	2022	2023
Fair value of ordinary shares (US$)	2.14~3.13	0.40~0.72	0.64
Risk-free interest rate (%)	0.93~1.57	1.72~2.00	3.70
Expected volatility (%)	47.2~48.0	51.1~51.2	79.2
Expected dividend yield	—	—	—
Expected exercise multiple	2.2~2.8	2.2~2.8	2.8

Schedule of Share-based Compensation Expense Included in Relevant Financial Statement

The following table sets forth the amount of share-based compensation expense included in each of the relevant financial statement line items:

	Year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Cost of revenues	173,263	147,045	133,160	18,755
Selling, general and administrative	718,377	425,209	314,788	44,337
Research and development	327,523	239,187	188,784	26,590
	1,219,163	811,441	636,732	89,682